Schedule of Investments (unaudited)	iShares® 1-3 Year Treasury Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 103.2%
U.S. Treasury Note/Bond
0.13%, 08/31/23	$309,243	$298,757,826
0.13%, 10/15/23	753,078	723,308,270
0.13%, 12/15/23	262,125	249,909,566
0.13%, 01/15/24	384,492	365,552,766
0.13%, 02/15/24	78,670	74,521,386
0.25%, 11/15/23	277,584	265,938,581
0.25%, 03/15/24	349,867	330,829,316
0.25%, 05/15/24	75,930	71,311,914
0.25%, 06/15/24	1,428,963	1,337,866,609
0.25%, 07/31/25	138,763	125,309,494
0.25%, 08/31/25	997,471	897,568,045
0.25%, 10/31/25	288,018	258,136,133
0.38%, 10/31/23	528,281	507,624,389
0.38%, 04/15/24	284,364	268,401,850
0.38%, 07/15/24	55,875	52,295,508
0.38%, 08/15/24	292,087	272,485,223
0.38%, 09/15/24	191,792	178,508,906
0.50%, 03/31/25	153,589	141,115,893
0.63%, 10/15/24	1,767,047	1,648,254,975
0.75%, 12/31/23	462,219	443,026,077
0.75%, 11/15/24	679,521	633,520,615
0.88%, 01/31/24	1,142,107	1,093,388,998
1.00%, 12/15/24	929,776	869,740,075
1.13%, 01/15/25	787,809	737,001,472
1.13%, 02/28/25	227,584	212,382,099
1.50%, 02/29/24	133,445	128,409,536
1.50%, 11/30/24	1,822,102	1,722,883,145
1.50%, 02/15/25	1,043,631	982,236,150
1.75%, 03/15/25	9,166	8,670,821
2.00%, 04/30/24	39,928	38,499,326
2.00%, 05/31/24	14,470	13,930,767
2.00%, 02/15/25	742,955	707,171,271
2.00%, 08/15/25	170,688	161,353,500
2.13%, 11/30/23	456,227	444,518,363
2.13%, 02/29/24	595,426	577,260,857
2.13%, 03/31/24	1,616	1,563,375
2.13%, 07/31/24	117,993	113,448,426
2.13%, 09/30/24	1	960
2.13%, 05/15/25	539,352	513,185,003
2.25%, 12/31/23	239,850	233,535,200
2.25%, 03/31/24	597,159	579,010,968
2.25%, 04/30/24	111,126	107,527,428
2.25%, 10/31/24	201,548	193,706,523
2.25%, 11/15/24	810,077	777,958,711
2.25%, 11/15/25	602,701	572,048,001
2.38%, 02/29/24	272,511	265,112,752
2.38%, 08/15/24	167,040	161,167,500
2.50%, 04/30/24	996,036	967,322,155
Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.50%, 05/15/24	$70,700	$68,609,379
2.50%, 05/31/24	38,835	37,665,399
2.50%, 01/31/25	32,100	30,905,027
2.63%, 12/31/23	2,694	2,634,858
2.63%, 03/31/25	652	629,257
2.63%, 04/15/25	516,610	497,761,804
2.75%, 11/15/23	152,344	149,451,844
2.75%, 02/15/24	5,621	5,496,284
2.75%, 02/28/25	72,747	70,396,931
2.75%, 05/15/25	800,568	773,423,741
2.75%, 06/30/25	73,072	70,620,092
2.75%, 08/31/25	27,017	26,051,353
2.88%, 10/31/23	113,549	111,685,890
2.88%, 11/30/23	98,904	97,065,004
2.88%, 04/30/25	177,447	171,936,438
2.88%, 05/31/25	27,038	26,187,782
2.88%, 06/15/25	734,342	711,623,294
2.88%, 07/31/25	58,947	57,086,485
3.00%, 06/30/24	342,999	334,906,367
3.00%, 07/31/24	199,217	194,508,943
3.00%, 07/15/25	148,950	144,644,414
3.00%, 09/30/25	305,206	296,252,495
3.00%, 10/31/25	208,454	202,208,522
3.13%, 08/15/25	304,046	296,171,683
3.25%, 08/31/24	174,925	171,392,335
3.50%, 09/15/25	245,690	241,735,927
4.25%, 09/30/24	363,794	362,699,777
4.25%, 10/15/25	753,172	755,937,557
4.38%, 10/31/24	724,852	724,682,109
4.50%, 11/15/25	1,567,600	1,585,235,500
		29,546,883,215

Total Long-Term Investments — 103.2%
(Cost: $30,464,578,790)		29,546,883,215

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(a)(b)	64,130	64,130,000

Total Short-Term Securities — 0.2%
(Cost: $64,130,000)		64,130,000

Total Investments — 103.4%
(Cost: $30,528,708,790)		29,611,013,215

Liabilities in Excess of Other Assets — (3.4)%		(975,917,063)

Net Assets — 100.0%		$28,635,096,152

(a)	Affiliate of the Fund.

(b)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® 1-3 Year Treasury Bond ETF
November 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,442,791,352	$—	$(1,378,661,352	)(a)	$—	$—	$64,130,000	64,130	$1,110,114	(b)	$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$29,546,883,215	$—	$29,546,883,215
Money Market Funds	64,130,000	—	—	64,130,000
	$64,130,000	$29,546,883,215	$—	$29,611,013,215